Related Party Transactions (Tables)	12 Months Ended
Jan. 31, 2023
Text block [abstract]
Summary of Benefit Expenses in Relation with Key Management Personnel
The Company incurred the following benefit expenses in relation with key management personnel:

	Years ended
	January 31, 2023	January 31, 2022

Current remuneration	$19.4	$25.1
Post-employment benefits	1.4	1.5
Stock-based compensation expense	9.7	9.3
Total	$30.5	$35.9